Summary of Significant Accounting Policies-Narrative (Q3) (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Jan. 12, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accrued payroll taxes, current		$ 2,300		$ 2,309
Recapitalization conversion ratio			7.2282662
Redemption value	$ 6,500
Allowances		(300)		(400)
Increase in total assets		423,046		147,540	$ 130,696
Increase in total liabilities		$ 102,581		143,730	$ 114,230
Cumulative Effect, Period of Adoption, Adjustment | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in total assets				25,000
Increase in total liabilities				33,000
Cumulative Effect, Period of Adoption, Adjustment | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in total assets				33,000
Increase in total liabilities				$ 40,000